Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Accounts receivable, net
Schedule of accounts receivable, net

	As of December 31,
	2022	2023
	RMB	RMB
Accounts receivable, gross	118,055,506	93,617,307
Less: allowance for credit loss	(8,875,133)	(20,164,070)
Accounts receivable, net	109,180,373	73,453,237

Schedule of change in credit losses related to accounts receivable, prepayments, other current assets and other noncurrent assets

	As of December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance as of January 1	12,573,550	13,845,960	8,875,133
Addition (Reversal)	2,182,083	(4,970,827)	11,809,161
Write offs	(909,673)	—	(520,224)
Balance as of December 31	13,845,960	8,875,133	20,164,070